Available-for-Sale Marketable Securities	9 Months Ended
Sep. 30, 2016
Available-for-Sale Marketable Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 4:-	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	September 30, 2016
	Unaudited
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$12,062	$10	$(3)	$12,069
Matures after one year through three years:
Corporate debentures	26,041	116	(12)	26,145

Total	$38,103	$126	$(15)	$38,214

	December 31, 2015
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value
Matures within one year:
Corporate debentures	$4,533	$-	$(6)	$4,527
Matures after one year through three years:
Corporate debentures	29,373	1	(222)	29,152

Total	$33,906	$1	$(228)	$33,679

All investments with an unrealized loss as of September 30, 2016 are with continuous unrealized losses for less than 12 months.